SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands		12 Months Ended
	Jan. 02, 2026 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Jan. 02, 2026 $ / shares
Subsequent Event [Line Items]
Dividend declared		$ 471	$ 643
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend declared	$ 2,300
Dividend declared per share | (per share)	$ 0.44			$ 0.44